Intangible Assets - Amortization (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Allocation Of Amortisation Expenses [abstract]
Cost of goods sold	$ 175	$ 49	$ 1,229
Administrative expenses	1,067	649	1,257
Selling expenses	1,325	1,919	809
Amortization expense	$ 2,567	$ 2,617	$ 3,295